Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 90,739,516.02
Previously Paid Amount	0.00
Total Fee Amount	12,531.13
Total Offset Amount	0.00
Net Fee	$ 12,531.13